Summary of Significant Accounting Policies (Details) - Schedule of Changes Made to Affected Financial Statements (Parentheticals) - $ / shares	Mar. 31, 2024	Dec. 31, 2023
As Reported [Member]
Schedule of Changes Made to Affected Financial Statements [Line items]
Preferred stock, par value (in Dollars per share)	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
As Reported [Member] | Class A Common Stock
Schedule of Changes Made to Affected Financial Statements [Line items]
Common stock, par value (in Dollars per share)	$ 0.0001
Common stock, shares authorized	100,000,000
Common stock, shares issued	5,235,131	5,235,131
Common stock, shares outstanding	5,235,131
As Reported [Member] | Class B Common Stock
Schedule of Changes Made to Affected Financial Statements [Line items]
Common stock, par value (in Dollars per share)	$ 0.0001
Common stock, shares authorized	20,000,000
Common stock, shares issued	1,800,000
Common stock, shares outstanding	1,800,000
As Revised [Member]
Schedule of Changes Made to Affected Financial Statements [Line items]
Preferred stock, par value (in Dollars per share)	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
As Revised [Member] | Class A Common Stock
Schedule of Changes Made to Affected Financial Statements [Line items]
Common stock, par value (in Dollars per share)	$ 0.0001
Common stock, shares authorized	100,000,000
Common stock, shares issued	5,235,131
Common stock, shares outstanding	5,235,131
As Revised [Member] | Class B Common Stock
Schedule of Changes Made to Affected Financial Statements [Line items]
Common stock, par value (in Dollars per share)	$ 0.0001
Common stock, shares authorized	20,000,000
Common stock, shares issued	1,800,000
Common stock, shares outstanding	1,800,000